Ally Master Owner Trust
Monthly Servicing Report
March 15, 2021

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of February 28, 2021

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$5,885,710,187.52	154,404	$38,118.90	72.07%
Used Auto	$526,514,621.44	27,052	$19,463.06	6.45%
Medium Duty Trucks	$13,314,092.22	313	$42,537.04	0.16%
Less Dealer Reserve	$1,589,039,090.43
Total	$4,836,499,810.75	181,769		78.68%

Ally Bank Retained Receivables
New Auto	$454,800,848.71	9,598	$47,384.96	5.57%
Used Auto	$1,237,430,349.00	52,172	$23,718.28	15.15%
Medium Duty Trucks	$242,278.50	9	$26,919.83	0.00%
DPP	$42,715,171.19	1,259	$33,927.86	0.52%
Other	$6,432,617.54	57	$112,852.94	0.08%
Total	$1,741,621,264.94	63,095		21.32%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$6,578,121,075.69	244,864		100.00%
Dealer Reserve	$1,589,039,090.43
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$8,167,160,166.12	244,864		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$5,409,971,415.77	1,340	66.24%
Limited	Eligible	$1,003,026,328.76	197	12.28%
Programmed	Eligible	$12,541,156.65	6	0.15%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$1,397,013,110.04	N/A	17.11%
Limited	Ineligible	$341,774,448.96	N/A	4.18%
Programmed	Ineligible	$2,833,705.94	N/A	0.03%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,167,160,166.12	1,543	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$6,756,339,117.08	199,985	82.73%
121-180 Days		$808,911,323.06	25,647	9.90%
181-270 Days		$355,059,751.12	11,469	4.35%
Over 270 Days		$246,849,974.86	7,763	3.02%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$8,167,160,166.12	244,864	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,939	13,109,475	71.99%
L…………………………………....	973	5,021,643	27.58%
P……………………………………	60	78,175	0.43%
N …………………………………..	2	405	—%
Total ……………………………….	3,974	18,209,698	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,952	13,617,242	74.08%
L…………………………………....	972	4,697,499	25.56%
P……………………………………	58	65,768	0.36%
N …………………………………..	2	598	—%
Total ……………………………….	3,984	18,381,108	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,939	14,610,767	74.03%
L…………………………………....	1,002	5,051,830	25.60%
P……………………………………	55	72,536	0.37%
N …………………………………..	2	845	—%
Total ……………………………….	3,998	19,735,978	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.